INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Expense
The income tax expense for the years ended December 31, 2016 and 2015 consists of the following:

	2016	2015
Current
Federal	$—	$—
State and Local	1,750	1,250
	1,750	1,250
Deferred
Federal	—	—
State and Local	—	—
	—	—
	$1,750	$1,250

Components of Deferred Tax Assets
The components of the Company’s deferred tax assets for the years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets:
Net operating losses	17,720,179	4,263,605
Depreciation and amortization	(4,742)	(182,903)
Allowance for doubtful accounts	9,681	6,324
Accrued vacation	161,374	112,892
Accrued personal property tax	3,152	4,083
Other	4,292	1,651
Total deferred tax assets	17,893,936	4,205,652
Less: Valuation allowance	(17,893,936)	(4,205,652)
Net deferred tax assets	$—	$—

Reconciliation of Reported Amount of Income Tax Expense (Benefit)
The following is a reconciliation of the reported amount of income tax expense (benefit) for the years ended December 31, 2016 and 2015 to the amount of income tax expenses that would result from applying the statutory rate to pretax income.

	2016	2015
Benefit for income taxes computed at federal statutory rate	$(30,309,817)	$(19,685,292)
State income taxes, net of federal tax benefit	(3,977,787)	(1,998,974)
Non-deductible expenses	20,524,787	12,902,916
NOL write off due to Section 382 limitation	—	23,200,232
Increase (decrease) in valuation allowance	13,688,236	(14,277,865)
Other, net	76,331	(139,767)
Provision for income taxes	$1,750	$1,250
Effective tax rate	(0.01)%	(0.01)%